THE GOLD BULLION STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2021

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 30.7%
	COMMODITY - 0.9%
5,757	SPDR Gold Shares(a)(b)			$ 945,415

	FIXED INCOME - 29.8%
35,000	Blackrock Short Maturity Bond ETF			1,754,900
180,000	Invesco BulletShares 2021 Corporate Bond ETF			3,796,200
160,000	Invesco BulletShares 2022 Corporate Bond ETF			3,444,800
160,000	Invesco BulletShares 2023 Corporate Bond ETF			3,467,200
160,000	Invesco BulletShares 2024 Corporate Bond ETF(d)			3,537,600
70,000	Invesco Ultra Short Duration ETF			3,532,900
65,000	iShares 1-5 Year Investment Grade Corporate Bond ETF(d)			3,551,600
35,000	PIMCO Enhanced Short Maturity Active ETF(d)			3,567,550
120,000	SPDR Portfolio Short Term Corporate Bond ETF			3,750,000
55,000	SPDR SSgA Ultra Short-Term Bond ETF(d)			2,225,300
				32,628,050

	TOTAL EXCHANGE-TRADED FUNDS (Cost $33,673,017)			33,573,465

Principal Amount ($)		Coupon Rate (%)	Maturity
	CORPORATE BONDS — 23.9%
	AUTOMOTIVE — 0.9%
1,000,000	Toyota Motor Credit Corporation	0.5000	06/18/24	995,388

	BANKING — 2.8%
1,000,000	Canadian Imperial Bank of Commerce(d)	3.1000	04/02/24	1,059,682
1,000,000	Mitsubishi UFJ Financial Group, Inc.	3.4070	03/07/24	1,064,769
1,000,000	PNC Financial Services Group, Inc.	3.9000	04/29/24	1,079,212
				3,203,663
	DIVERSIFIED INDUSTRIALS — 1.0%
1,000,000	General Electric Company	3.4500	05/15/24	1,064,110

	ELECTRIC UTILITIES — 1.9%
1,000,000	Enel Generacion Chile S.A.	4.2500	04/15/24	1,067,693
1,000,000	WEC Energy Group, Inc.	0.8000	03/15/24	1,003,285
				2,070,978

	ENTERTAINMENT CONTENT — 1.1%
1,000,000	Walt Disney Company	7.7500	01/20/24	1,157,362

	GAS & WATER UTILITIES — 1.0%
1,000,000	Thomson Reuters Corporation	3.8500	09/29/24	1,075,599

	INSTITUTIONAL FINANCIAL SERVICES — 3.7%
1,000,000	Bank of New York Mellon Corporation	0.5000	04/26/24	998,285
1,000,000	Brookfield Finance, Inc.	4.0000	04/01/24	1,073,207
1,000,000	Goldman Sachs Group, Inc.	0.8000	03/25/24	994,079
1,000,000	Intercontinental Exchange, Inc.	3.4500	09/21/23	1,055,963
				4,121,534
	MACHINERY — 1.0%
1,000,000	Parker-Hannifin Corporation	2.7000	06/14/24	1,050,072

	MEDICAL EQUIPMENT & DEVICES — 1.0%
1,000,000	Becton Dickinson and Company	3.3630	06/06/24	1,063,469

	OIL & GAS SERVICES & EQUIPMENT — 1.0%
1,000,000	Schlumberger Holdings Corp.(e)	3.7500	05/01/24	1,068,478

	REAL ESTATE INVESTMENT TRUSTS — 1.0%
1,000,000	Welltower Inc.	3.6250	03/15/24	1,066,342

	RETAIL - CONSUMER STAPLES — 0.9%
1,000,000	7-Eleven, Inc.(e)	0.8000	02/10/24	999,342

	SPECIALTY FINANCE — 1.0%
1,000,000	Capital One Financial Corp.	3.9000	01/29/24	1,070,568

	TECHNOLOGY HARDWARE — 1.9%
1,000,000	Apple, Inc.	3.0000	02/09/24	1,054,823
1,000,000	Hewlett Packard Enterprise Company	1.4500	04/01/24	1,016,207
				2,071,030

	TECHNOLOGY SERVICES — 1.0%
1,000,000	International Business Machines Corporation	3.0000	05/15/24	1,060,905

	TELECOMMUNICATIONS — 0.9%
1,000,000	Verizon Communications, Inc.	0.7500	03/22/24	1,003,949

	TRANSPORTATION & LOGISTICS — 1.8%
1,000,000	Ryder System, Inc.(d)	3.6500	03/18/24	1,066,955
1,000,000	Union Pacific Corporation	3.6460	02/15/24	1,063,148
				2,130,103
	TOTAL CORPORATE BONDS (Cost $26,327,655)			26,272,893

	CERTIFICATE OF DEPOSIT — 11.4%
	AUTOMOTIVE - 0.9%
1,000,000	BMW Bank of North America	0.5500	07/30/24	998,971

	BANKING - 10.5%
500,000	Flagstar Bank FSB	1.7500	11/15/21	501,063
1,000,000	Goldman Sachs Bank USA	1.8000	01/30/23	1,021,682
1,000,000	Greenstate Credit Union	0.5000	07/19/24	997,833
500,000	Morgan Stanley Bank NA	1.7000	02/22/22	503,251
1,500,000	Morgan Stanley Private Bank	1.7500	02/07/22	1,509,015
1,000,000	Sallie Mae Bank /Salt Lake	1.7000	02/14/22	1,006,143
1,000,000	State Bank of India	0.6000	08/30/24	999,687
1,000,000	Synchrony Bank	0.6500	09/17/24	1,000,738
1,000,000	Texas Exchange Bank SSB	0.5000	07/09/24	998,072
1,000,000	Toyota Financial Savings Bank	0.5500	08/05/24	998,833
1,000,000	UBS Bank USA	0.5500	08/12/24	998,673
1,000,000	Wells Fargo National Bank West	1.9000	01/30/23	1,022,980
				11,557,970

	TOTAL CERTIFICATE OF DEPOSIT (Cost $12,497,121)			12,556,941

Shares
	SHORT-TERM INVESTMENTS — 5.7%
	MONEY MARKET FUNDS – 5.7%
4,766,812	Fidelity Government Portfolio, Class I, 0.01%(c)			4,766,812
1,478,295	First American Government Obligations Fund, Class Z, 0.02%(b)(c)			1,478,295
	TOTAL MONEY MARKET FUNDS (Cost $6,245,107)			6,245,107

	TOTAL SHORT-TERM INVESTMENTS (Cost $6,245,107)			6,245,107

2,439,371	COLLATERAL FOR SECURITIES LOANED — 2.2% Mount Vernon Liquid Assets Portfolio, LLC - 0.09% (f)			2,439,371
	TOTAL COLLATERAL FOR SECURITIES LOANED (COST $2,439,371)

	TOTAL INVESTMENTS - 73.9% (Cost $81,182,271)			$ 81,087,777
	OTHER ASSETS IN EXCESS OF LIABILITIES- 26.1%			28,693,171
	NET ASSETS - 100.0%			$ 109,780,948

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount	Unrealized (Depreciation) (g)
625	COMEX Gold 100 Troy Ounces Future(b)	12/29/2021	$109,768,750	$ (3,210,980)
	TOTAL FUTURES CONTRACTS

ETF	- Exchange-Traded Fund

(a)	Non-income producing security.
(b)	All or a portion of this investment is a holding of the GBSF Fund Limited.
(c)	Rate disclosed is the seven-day effective yield as of September 30, 2021.
(d)	All or a portion of the security is on loan. The total fair value of the securities on loan as of September 30, 2021 was $2,381,913.
(e)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2021, the total market value of 144A securities is $2,067,820 or 1.9% of net assets.
(f) (g)	Security purchased with cash proceeds of securities lending collateral. Amounts subject to commodity risk exposure.